Financial Instruments and Risk Management - Interest Rate Risk (Details) - USD ($)	1 Months Ended		12 Months Ended		13 Months Ended
	Jun. 30, 2020	Aug. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2018
Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, impact on unrealized loss			$ 1,300,000
Maximum | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, impact on unrealized loss			800,000
Borrowings			0	$ 0	$ 0
Fair value gain/(loss)			(23,300,000)	(4,500,000)
Fair value gain/(loss)			23,300,000	4,500,000
Contract amount of U.S. dollars			$ 562,600,000	523,900,000	523,900,000
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percentage			1.00%
Reasonably possible change in risk variable, impact on interest expense			$ 4,700,000
Reasonably possible change in risk variable, unhedged items, impact on interest expense			2,000,000.0
Fair value gain/(loss)			$ 16,500,000
Reasonable possible change in risk variable, unrealized loss, percentage			0.25%
Fair value gain/(loss)			$ (16,500,000)
New credit facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings			470,400,000
Contract amount of U.S. dollars							$ 800,000,000.0
Prior credit facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings			470,400,000	592,300,000	592,300,000
New Term Loans | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedged item, liabilities			275,000,000.0
Incremental Term Loan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings			175,000,000.0	247,500,000	$ 247,500,000
Hedged item, subject to cancellation			75,000,000.0
Unhedged borrowings			75,000,000.0
Incremental Term Loan | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedging instrument, term	10 months				5 years
Hedged item, liabilities						$ 175,000,000.0
Term Loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings			470,400,000	592,300,000	$ 592,300,000
Unhedged borrowings			195,400,000	242,300,000	242,300,000
Term Loans | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contract amount of U.S. dollars			$ 275,000,000.0
Percentage of Debt Hedged			58.00%
Revolver
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings			$ 0	0	0
Unhedged borrowings			0
Initial Term Loan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings			295,400,000	$ 344,800,000	$ 344,800,000
Unhedged borrowings			120,400,000
Contract amount of U.S. dollars							$ 350,000,000.0
Initial Term Loan | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedging instrument, term		5 years
Hedged item, liabilities	$ 100,000,000.0	$ 175,000,000.0	$ 100,000,000.0